Filed Pursuant to Rule 497(e)
Registration No. 333-270997; 811-23859

1919 Financial Services Fund
Class A (SBFAX)
Class C (SFSLX)
Class I (LMRIX)
1919 Socially Responsive Balanced Fund
Class A (SSIAX)
Class C (SESLX)
Class I (LMRNX)
(Each a “Fund,” together the “1919 Funds” or the “Funds”)
A series of Advisor Managed Portfolios (the “Trust”)

Supplement dated December 29, 2025 to the
Statement of Additional Information (“SAI”) dated April 30, 2025

Effective January 1, 2026, Mrs. Diane Miller resigned from her service as Vice President, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. All references to Mrs. Miller in the SAI are hereby removed. At a meeting held on December 4, 2025, the Board of Trustees of the Trust appointed JJ Richie as the successor Chief Compliance Officer and Anti-Money Laundering Officer of the Trust, effective January 1, 2026.
Accordingly, the Officers table in the the Funds’ SAI has been revised to reflect updated information as follows:
Officers

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1980	President and Principal Executive Officer	Indefinite. Since 2023	Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Vice President	Indefinite. Since 2025	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
JJ Richie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1973	Chief Compliance Officer and AML Officer	Indefinite. Since 2026	Vice President, U.S. Bancorp Fund Services, LLC (since December 2025); Chief Compliance Officer, Ivy Investment Management Company (July 2015 to July 2022)
Eric T. McCormick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1971	Treasurer and Principal Financial Officer	Indefinite. Since 2023	Vice President, U.S. Bancorp Fund Services, LLC (2005 to present)
Ryan M. Charles 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1978	Secretary	Indefinite. Since 2023	Vice President, U.S. Bancorp Fund Services, LLC (May 2021 to present); General Counsel, Davis Selected Advisers, L.P. (2014 to May 2021)

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Please retain this Supplement with your Statement of Additional Information.